Reinsurance (Tables)	12 Months Ended
Dec. 31, 2020
Reinsurance Disclosures [Abstract]
Effect of Reinsurance on Premiums Written and Earned
The effect of reinsurance on premiums written and earned for the years ended December 31, was as follows:

	2020		2019		2018
(millions)	Written	Earned	Written	Earned	Written	Earned
Direct premiums	$41,736.4	$40,687.7	$39,222.0	$37,519.7	$33,753.1	$31,970.2
Ceded premiums:
Regulated	(648.2)	(686.5)	(711.1)	(670.8)	(596.4)	(557.5)
Non-Regulated	(519.5)	(739.6)	(933.0)	(656.5)	(546.8)	(479.4)
Total ceded premiums	(1,167.7)	(1,426.1)	(1,644.1)	(1,327.3)	(1,143.2)	(1,036.9)
Net premiums	$40,568.7	$39,261.6	$37,577.9	$36,192.4	$32,609.9	$30,933.3

Prepaid Reinsurance Premiums and Reinsurance Recoverables
Our reinsurance recoverables and prepaid reinsurance premiums were comprised of the following at December 31:

	Reinsurance Recoverables				Prepaid Reinsurance Premiums
($ in millions)	2020		2019		2020		2019
Regulated:
MCCA	$2,428.8	60%	$2,247.1	67%	$33.3	9%	$71.8	12%
CAIP	397.8	10	332.4	10	84.7	23	93.8	15
NCRF	88.6	2	84.4	2	41.9	11	33.8	5
FHCF	54.8	1	86.0	3	0	0	0	0
NFIP	24.2	1	11.6	0	60.7	17	58.7	9
Other	3.2	0	3.1	0	1.3	0	1.0	0
Total Regulated	2,997.4	74	2,764.6	82	221.9	60	259.1	41
Non-Regulated:
Commercial Lines	753.2	19	459.5	14	134.5	37	352.9	56
Property	261.7	7	146.8	4	11.7	3	14.5	3
Other	7.1	0	8.0	0	0	0	0	0
Total Non-Regulated	1,022.0	26	614.3	18	146.2	40	367.4	59
Total	$4,019.4	100%	$3,378.9	100%	$368.1	100%	$626.5	100%